Recently Issued Accounting Statements (Tables) (Predecessor)	9 Months Ended
Sep. 30, 2013
Predecessor
Schedule of reclassifications out of accumulated other comprehensive income

The Company did record the following reclassifications out of accumulated other comprehensive income during the nine-months ended September 30, 2013 as a result of the associated notes maturing during the period:

Details about accumulated other comprehensive income components	Amount reclassified from accumulated other comprehensive income	Affected line item in the statement of operations
Unrealized gains and losses on available-for-sale securities	$1,862	Realized loss on notes receivable, at fair market value